American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2024

Core Plus - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 33.8%
Aerospace and Defense — 0.8%
Boeing Co., 6.53%, 5/1/34	585,000	613,155
Bombardier, Inc., 7.25%, 7/1/31(1)	413,000	426,433
Bombardier, Inc., 7.00%, 6/1/32(1)	320,000	325,924
L3Harris Technologies, Inc., 4.85%, 4/27/35	330,000	314,541
Northrop Grumman Corp., 4.90%, 6/1/34	245,000	239,092
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	223,225
RTX Corp., 6.40%, 3/15/54	270,000	293,942
TransDigm, Inc., 6.75%, 8/15/28(1)	357,000	360,561
TransDigm, Inc., 6.625%, 3/1/32(1)	410,000	414,213
		3,211,086
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	500,000	512,284
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	249,239
United Parcel Service, Inc., 5.50%, 5/22/54	210,000	204,843
		966,366
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	1,099,000	1,074,249
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	866,000	822,239
		1,896,488
Automobiles — 0.8%
American Honda Finance Corp., 4.95%, 1/9/26	545,000	546,199
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	444,839
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	579,295
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	285,000	282,813
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	420,000	411,131
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	331,812
General Motors Financial Co., Inc., 5.95%, 4/4/34	220,000	221,260
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	138,878
Toyota Motor Credit Corp., 5.55%, 11/20/30	470,000	484,523
		3,440,750
Banks — 4.5%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	560,000	551,544
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)	790,000	789,160
Bank of America Corp., VRN, 5.82%, 9/15/29	555,000	568,852
Bank of America Corp., VRN, 5.29%, 4/25/34	720,000	714,229
Bank of America Corp., VRN, 5.47%, 1/23/35	930,000	931,439
Bank of America Corp., VRN, 5.52%, 10/25/35	560,000	547,832
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	400,000	394,908
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	346,607
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	314,528
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85	485,000	483,184
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	480,816
Citigroup, Inc., VRN, 6.27%, 11/17/33	355,000	372,381
Citigroup, Inc., VRN, 5.83%, 2/13/35	445,000	443,033
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	245,000	248,611
DNB Bank ASA, VRN, 4.85%, 11/5/30(1)	1,000,000	989,021
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	413,183
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	200,000	193,297

Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	530,000	594,808
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	472,000	457,802
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	320,000	323,289
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	921,000	955,484
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	246,000	244,546
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	816,000	835,048
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	230,000	227,661
JPMorgan Chase & Co., VRN, 4.95%, 10/22/35	400,000	385,556
PNC Bank NA, VRN, 4.78%, 1/15/27	1,095,000	1,095,646
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(1)	400,000	378,540
Synchrony Bank, 5.40%, 8/22/25	263,000	263,399
U.S. Bancorp, VRN, 5.73%, 10/21/26	430,000	433,034
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	900,000	901,878
Wells Fargo & Co., VRN, 6.30%, 10/23/29	565,000	588,150
Wells Fargo & Co., VRN, 5.39%, 4/24/34	429,000	424,412
Wells Fargo & Co., VRN, 5.56%, 7/25/34	257,000	256,757
Wells Fargo & Co., VRN, 5.01%, 4/4/51	385,000	342,201
Westpac Banking Corp., VRN, 2.89%, 2/4/30	800,000	798,290
Westpac Banking Corp., VRN, 5.62%, 11/20/35	595,000	585,041
		18,874,167
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	885,000	840,217
Biotechnology — 0.5%
AbbVie, Inc., 2.95%, 11/21/26	355,000	345,024
AbbVie, Inc., 5.35%, 3/15/44	313,000	305,326
AbbVie, Inc., 5.40%, 3/15/54	177,000	170,535
Amgen, Inc., 5.65%, 3/2/53	545,000	525,109
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	620,000	596,168
		1,942,162
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,383,000	1,319,357
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	312,000	308,314
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	80,197
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	535,522
		2,243,390
Capital Markets — 2.5%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	395,000	395,078
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	565,000	575,368
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	526,000	519,833
Blackstone Private Credit Fund, 7.30%, 11/27/28	155,000	163,086
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	135,963
Blue Owl Capital Corp., 2.875%, 6/11/28	325,000	295,725
Blue Owl Capital Corp., 5.95%, 3/15/29	726,000	729,193
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	644,723
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	245,000	250,190
Charles Schwab Corp., VRN, 6.20%, 11/17/29	247,000	257,539
Charles Schwab Corp., VRN, 6.14%, 8/24/34	200,000	210,085
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	870,000	911,838
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	352,000	344,754
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	429,000	437,290
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	341,000	329,523
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	503,354
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	386,000	378,152
Morgan Stanley, VRN, 5.16%, 4/20/29	242,000	242,756

Morgan Stanley, VRN, 6.63%, 11/1/34	975,000	1,048,138
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	173,315
Morgan Stanley, VRN, 5.52%, 11/19/55	177,000	170,730
Northern Trust Corp., VRN, 3.375%, 5/8/32	826,000	792,720
State Street Corp., VRN, 5.75%, 11/4/26	430,000	433,564
State Street Corp., VRN, 4.68%, 10/22/32	517,000	502,086
		10,445,003
Chemicals — 0.5%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	183,119
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	230,000	194,901
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	565,000	539,264
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	380,000	385,789
Dow Chemical Co., 4.375%, 11/15/42	150,000	123,194
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	710,000	583,766
		2,010,033
Commercial Services and Supplies — 0.2%
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	388,000	385,078
Waste Connections, Inc., 3.20%, 6/1/32	440,000	385,305
		770,383
Construction Materials — 0.3%
Martin Marietta Materials, Inc., 5.15%, 12/1/34	679,000	667,187
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	280,000	297,368
Vulcan Materials Co., 5.35%, 12/1/34	223,000	222,474
Vulcan Materials Co., 5.70%, 12/1/54	179,000	173,968
		1,360,997
Consumer Finance — 0.5%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	175,000	176,265
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	300,000	308,473
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	732,000	780,790
OneMain Finance Corp., 7.125%, 3/15/26	120,000	122,245
OneMain Finance Corp., 6.625%, 5/15/29	251,000	254,439
OneMain Finance Corp., 7.50%, 5/15/31	203,000	208,569
PRA Group, Inc., 8.875%, 1/31/30(1)	448,000	464,567
		2,315,348
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	133,000	129,870
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	180,000	174,500
		304,370
Containers and Packaging — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	159,000	157,395
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	330,000	219,055
Diversified REITs — 0.7%
American Assets Trust LP, 6.15%, 10/1/34	795,000	791,146
Cousins Properties LP, 5.375%, 2/15/32	534,000	524,731
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,138
Highwoods Realty LP, 4.20%, 4/15/29	751,000	713,472
Kilroy Realty LP, 2.65%, 11/15/33	520,000	397,943
Trust Fibra Uno, 4.87%, 1/15/30(1)	445,000	403,496
		3,030,926
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 6.375%, 3/1/41	70,000	73,410
AT&T, Inc., 4.65%, 6/1/44	135,000	115,291
AT&T, Inc., 5.45%, 3/1/47	360,000	341,033

AT&T, Inc., 3.50%, 9/15/53	370,000	249,372
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	727,000	773,838
Sprint Capital Corp., 6.875%, 11/15/28	272,000	288,934
Sprint Capital Corp., 8.75%, 3/15/32	660,000	788,828
Verizon Communications, Inc., 2.99%, 10/30/56	630,000	373,996
		3,004,702
Electric Utilities — 2.1%
Arizona Public Service Co., 5.70%, 8/15/34	323,000	326,810
Black Hills Corp., 6.00%, 1/15/35	229,000	236,296
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	458,309
Commonwealth Edison Co., 2.55%, 6/15/26	365,000	354,770
Commonwealth Edison Co., 5.30%, 2/1/53	160,000	150,934
Duke Energy Corp., 5.00%, 8/15/52	220,000	192,227
Duke Energy Corp., 5.80%, 6/15/54	405,000	395,094
Duke Energy Progress LLC, 4.15%, 12/1/44	616,000	502,031
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	161,464
Emera, Inc., VRN, 6.75%, 6/15/76	1,049,000	1,058,377
Florida Power & Light Co., 4.125%, 2/1/42	720,000	601,160
MidAmerican Energy Co., 5.85%, 9/15/54	867,000	882,116
Northern States Power Co., 5.10%, 5/15/53	300,000	277,783
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	937,494
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	155,125
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	293,266
PECO Energy Co., 4.375%, 8/15/52	405,000	334,818
System Energy Resources, Inc., 5.30%, 12/15/34	438,000	429,383
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	581,938	532,973
Union Electric Co., 5.45%, 3/15/53	270,000	259,127
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	304,000	311,559
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	164,000	166,292
		9,017,408
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.95%, 10/15/34	366,000	352,261
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	332,000	333,161
		685,422
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,121,000	1,080,198
Warnermedia Holdings, Inc., 4.28%, 3/15/32	390,000	343,774
		1,423,972
Financial Services — 1.2%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	809,017
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	280,000	280,514
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	376,000	373,886
Corebridge Financial, Inc., 5.75%, 1/15/34	200,000	203,859
Essent Group Ltd., 6.25%, 7/1/29	985,000	1,006,228
GE Capital Funding LLC, 4.55%, 5/15/32	440,000	423,965
Nationwide Building Society, 5.13%, 7/29/29(1)	795,000	796,147
NMI Holdings, Inc., 6.00%, 8/15/29	590,000	593,253
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	783,000	793,702
		5,280,571
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	541,902
Kraft Heinz Foods Co., 5.00%, 6/4/42	335,000	301,310
Mars, Inc., 3.875%, 4/1/39(1)	145,000	121,552

Minerva Luxembourg SA, 8.875%, 9/13/33(1)	555,000	576,354
		1,541,118
Gas Utilities — 0.3%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	1,060,000	1,068,447
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	173,000	163,346
		1,231,793
Ground Transportation — 0.5%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	607,175
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	216,000	203,453
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	535,000	526,046
Union Pacific Corp., 3.55%, 8/15/39	599,000	488,326
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	403,845
		2,228,845
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	708,256
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	431,000	437,185
		1,145,441
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 5.35%, 11/15/34	670,000	655,998
Cencora, Inc., 5.15%, 2/15/35	488,000	475,965
CVS Health Corp., 6.00%, 6/1/44	460,000	435,336
CVS Health Corp., 5.625%, 2/21/53	135,000	119,827
CVS Health Corp., VRN, 6.75%, 12/10/54	103,000	101,253
CVS Health Corp., VRN, 7.00%, 3/10/55	357,000	359,090
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	117,572
HCA, Inc., 5.45%, 4/1/31	236,000	235,612
Humana, Inc., 5.75%, 4/15/54	249,000	230,965
Icon Investments Six DAC, 6.00%, 5/8/34	458,000	462,644
IQVIA, Inc., 5.00%, 5/15/27(1)	605,000	596,087
IQVIA, Inc., 6.25%, 2/1/29	555,000	574,296
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	175,563
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	298,000	294,797
Select Medical Corp., 6.25%, 12/1/32(1)	485,000	467,470
Star Parent, Inc., 9.00%, 10/1/30(1)	272,000	282,839
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	395,000	403,431
Tenet Healthcare Corp., 5.125%, 11/1/27	609,000	596,968
Tenet Healthcare Corp., 6.125%, 10/1/28	225,000	224,784
UnitedHealth Group, Inc., 5.50%, 7/15/44	474,000	460,108
UnitedHealth Group, Inc., 5.05%, 4/15/53	585,000	527,175
Universal Health Services, Inc., 5.05%, 10/15/34	507,000	473,385
		8,271,165
Hotels, Restaurants and Leisure — 1.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	401,063
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	290,000	291,545
Carnival Corp., 4.00%, 8/1/28(1)	643,000	609,867
International Game Technology PLC, 5.25%, 1/15/29(1)	1,375,000	1,342,337
Life Time, Inc., 6.00%, 11/15/31(1)	256,000	253,611
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	845,000	863,342
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	293,000	292,515
		4,054,280
Household Durables — 0.4%
DR Horton, Inc., 5.00%, 10/15/34	653,000	630,889
KB Home, 4.80%, 11/15/29	590,000	556,739

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	563,000	491,680
		1,679,308
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., VRN, 6.95%, 7/15/55	1,098,000	1,074,595
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	400,000	392,280
		1,466,875
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	400,000	385,089
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	192,000	201,304
Insurance — 0.7%
Athene Global Funding, 5.53%, 7/11/31(1)	330,000	330,957
Beacon Funding Trust, 6.27%, 8/15/54(1)	350,000	346,050
F&G Annuities & Life, Inc., 6.25%, 10/4/34	765,000	742,697
Lincoln National Corp., 4.375%, 6/15/50	307,000	237,989
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	775,000	765,737
MetLife, Inc., 6.40%, 12/15/66	240,000	245,803
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	425,000	438,160
		3,107,393
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 5.40%, 8/15/54	310,000	300,474
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	536,000	548,649
Kyndryl Holdings, Inc., 3.15%, 10/15/31	680,000	589,846
Kyndryl Holdings, Inc., 4.10%, 10/15/41	227,000	180,285
		1,318,780
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)	407,000	383,552
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34	329,000	330,893
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	884,788
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	234,440
Nordson Corp., 4.50%, 12/15/29	540,000	527,037
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	229,000	232,153
		2,209,311
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	146,000	152,492
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	485,000	426,217
Comcast Corp., 2.94%, 11/1/56	800,000	466,338
Nexstar Media, Inc., 5.625%, 7/15/27(1)	610,000	595,629
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,125,000	1,081,633
TEGNA, Inc., 4.75%, 3/15/26(1)	1,010,000	999,532
Time Warner Cable LLC, 6.55%, 5/1/37	610,000	590,972
		4,160,321
Metals and Mining — 0.4%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	768,000	755,221
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	390,000	383,521
Glencore Funding LLC, 5.63%, 4/4/34(1)	165,000	164,362
Glencore Funding LLC, 5.89%, 4/4/54(1)	100,000	97,118
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	462,000	459,954
		1,860,176
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	885,000	886,875

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,009,000	973,699
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	830,000	783,456
		2,644,030
Multi-Utilities — 0.4%
CenterPoint Energy, Inc., VRN, 6.70%, 5/15/55	415,000	413,741
Dominion Energy, Inc., 4.90%, 8/1/41	328,000	294,101
Engie SA, 5.875%, 4/10/54(1)	545,000	536,336
Sempra, 3.25%, 6/15/27	357,000	343,849
WEC Energy Group, Inc., 5.60%, 9/12/26	163,000	165,223
		1,753,250
Oil, Gas and Consumable Fuels — 2.7%
3R Lux SARL, 9.75%, 2/5/31(1)	269,000	278,347
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	346,246
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	460,134
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	530,000	523,767
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	400,000	410,556
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	384,792
Ecopetrol SA, 4.625%, 11/2/31	310,000	257,325
Ecopetrol SA, 5.875%, 5/28/45	545,000	375,884
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	400,000	422,423
Energy Transfer LP, 6.55%, 12/1/33	658,000	700,915
Energy Transfer LP, 6.125%, 12/15/45	390,000	385,483
Eni SpA, 5.95%, 5/15/54(1)	339,000	325,764
EnLink Midstream LLC, 5.65%, 9/1/34	96,000	95,743
Expand Energy Corp., 6.75%, 4/15/29(1)	957,000	968,246
Expand Energy Corp., 5.375%, 3/15/30	867,000	848,391
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	105,000	102,854
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	840,000	830,153
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	1,000,000	1,017,514
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	297,113
MEG Energy Corp., 5.875%, 2/1/29(1)	490,000	478,764
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	168,448
Occidental Petroleum Corp., 5.375%, 1/1/32	495,000	485,004
Occidental Petroleum Corp., 6.45%, 9/15/36	200,000	204,885
Shell Finance U.S., Inc., 4.375%, 5/11/45	235,000	196,609
SM Energy Co., 6.75%, 9/15/26	488,000	488,283
Sunoco LP, 7.00%, 5/1/29(1)	304,000	312,195
		11,365,838
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	311,000	287,467
Passenger Airlines — 1.2%
Air Canada, 3.875%, 8/15/26(1)	1,268,000	1,232,978
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,003,147	1,000,696
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	600,000	592,428
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	755,000	802,971
Latam Airlines Group SA, 7.875%, 4/15/30(1)	625,000	633,506
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	655,000	659,600
		4,922,179
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	175,000	173,866
Bristol-Myers Squibb Co., 5.55%, 2/22/54	460,000	446,562
Eli Lilly & Co., 5.00%, 2/9/54	247,000	227,162
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	356,000	377,639
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	364,000	356,389

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	540,000	539,499
		2,121,117
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	186,000	158,633
Semiconductors and Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	470,000	476,895
Intel Corp., 3.90%, 3/25/30	630,000	590,768
Intel Corp., 5.15%, 2/21/34	320,000	307,145
		1,374,808
Software — 0.5%
AppLovin Corp., 5.375%, 12/1/31	375,000	375,274
AppLovin Corp., 5.95%, 12/1/54	296,000	291,839
Open Text Corp., 6.90%, 12/1/27(1)	258,000	266,844
Oracle Corp., 3.60%, 4/1/40	488,000	381,786
Oracle Corp., 5.375%, 9/27/54	320,000	295,218
Oracle Corp., 5.50%, 9/27/64	265,000	242,701
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	455,000	459,419
		2,313,081
Specialized REITs — 0.7%
Crown Castle, Inc., 5.20%, 9/1/34	512,000	499,099
EPR Properties, 4.95%, 4/15/28	590,000	580,552
EPR Properties, 3.75%, 8/15/29	125,000	115,968
Iron Mountain, Inc., 6.25%, 1/15/33(1)	867,000	864,110
VICI Properties LP, 5.75%, 4/1/34	340,000	343,361
VICI Properties LP, 6.125%, 4/1/54	140,000	139,194
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	448,201
		2,990,485
Specialty Retail — 0.2%
AutoZone, Inc., 6.55%, 11/1/33	254,000	273,453
Home Depot, Inc., 5.30%, 6/25/54	280,000	268,488
Lowe's Cos., Inc., 5.625%, 4/15/53	380,000	365,460
		907,401
Technology Hardware, Storage and Peripherals — 0.3%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	485,000	472,946
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	324,000	316,131
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	370,000	348,545
		1,137,622
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	502,000	488,538
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.95%, 2/15/29(1)	420,000	429,184
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	610,000	622,767
		1,051,951
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 6.70%, 12/15/33	882,000	933,627
TOTAL CORPORATE BONDS (Cost $145,435,801)		143,587,955
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 32.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	14,474	13,974
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 32.3%
FHLMC, 6.00%, 9/1/35	125,189	129,192
FHLMC, 2.00%, 6/1/36	1,762,226	1,569,207
FHLMC, 6.00%, 2/1/38	62,937	65,356
FHLMC, 3.50%, 2/1/49	1,962,157	1,761,578

FHLMC, 3.50%, 5/1/50	326,560	292,811
FHLMC, 2.50%, 10/1/50	1,558,454	1,285,338
FHLMC, 2.50%, 5/1/51	2,167,901	1,787,836
FHLMC, 3.50%, 5/1/51	594,170	533,470
FHLMC, 3.00%, 7/1/51	1,432,650	1,230,424
FHLMC, 2.00%, 8/1/51	1,851,803	1,454,587
FHLMC, 2.50%, 10/1/51	957,488	792,411
FHLMC, 3.00%, 12/1/51	451,030	385,210
FHLMC, 2.50%, 2/1/52	2,123,310	1,745,461
FHLMC, 3.00%, 2/1/52	2,075,726	1,778,925
FHLMC, 3.50%, 5/1/52	1,070,185	956,718
FHLMC, 4.00%, 5/1/52	1,020,252	941,579
FHLMC, 4.00%, 5/1/52	592,106	542,796
FHLMC, 4.00%, 6/1/52	2,575,353	2,377,302
FHLMC, 5.00%, 6/1/52	1,111,289	1,077,349
FHLMC, 5.00%, 7/1/52	713,885	695,066
FHLMC, 5.00%, 8/1/52	1,452,263	1,407,371
FHLMC, 4.50%, 10/1/52	2,680,756	2,529,564
FHLMC, 4.50%, 10/1/52	2,154,572	2,031,085
FHLMC, 4.50%, 10/1/52	827,689	780,410
FHLMC, 6.00%, 11/1/52	2,743,002	2,781,054
FHLMC, 5.50%, 12/1/52	627,923	624,465
FHLMC, 6.00%, 1/1/53	2,850,649	2,865,824
FHLMC, 6.50%, 11/1/53	1,675,469	1,716,181
FHLMC, 5.50%, 4/1/54	854,289	848,432
FNMA, 6.00%, 12/1/33	96,498	98,416
FNMA, 2.00%, 5/1/36	812,316	727,221
FNMA, 6.00%, 9/1/37	96,966	100,516
FNMA, 6.00%, 11/1/37	88,441	91,634
FNMA, 4.50%, 4/1/39	106,225	103,027
FNMA, 4.50%, 5/1/39	297,793	288,827
FNMA, 6.50%, 5/1/39	40,781	42,141
FNMA, 4.50%, 10/1/39	507,756	492,465
FNMA, 4.00%, 8/1/41	443,860	418,948
FNMA, 3.50%, 10/1/41	346,550	316,142
FNMA, 3.50%, 2/1/42	246,812	225,026
FNMA, 3.50%, 5/1/42	150,542	137,228
FNMA, 3.50%, 6/1/42	1,308,570	1,192,833
FNMA, 3.50%, 8/1/42	388,586	354,207
FNMA, 3.50%, 9/1/42	135,636	123,609
FNMA, 3.50%, 5/1/45	229,675	207,066
FNMA, 4.00%, 11/1/45	263,575	244,938
FNMA, 4.00%, 11/1/45	102,484	95,206
FNMA, 4.00%, 2/1/46	435,943	404,991
FNMA, 4.00%, 4/1/46	314,888	292,596
FNMA, 3.50%, 2/1/47	590,933	530,603
FNMA, 2.50%, 6/1/50	598,992	494,677
FNMA, 2.50%, 10/1/50	2,117,360	1,738,848
FNMA, 2.50%, 2/1/51	3,991,971	3,294,268
FNMA, 2.50%, 12/1/51	1,552,824	1,286,826
FNMA, 2.50%, 2/1/52	806,981	665,032
FNMA, 3.00%, 2/1/52	2,209,146	1,890,513
FNMA, 3.00%, 2/1/52	1,436,346	1,229,166
FNMA, 2.00%, 3/1/52	3,256,512	2,571,216

FNMA, 3.00%, 3/1/52	1,239,090	1,067,676
FNMA, 3.00%, 4/1/52	1,856,337	1,588,524
FNMA, 3.50%, 4/1/52	1,665,107	1,474,337
FNMA, 3.50%, 4/1/52	661,415	586,030
FNMA, 4.00%, 4/1/52	1,710,294	1,572,638
FNMA, 4.00%, 4/1/52	591,629	546,132
FNMA, 4.00%, 4/1/52	545,537	501,245
FNMA, 3.00%, 5/1/52	1,307,713	1,131,316
FNMA, 3.50%, 5/1/52	2,313,812	2,056,134
FNMA, 3.50%, 5/1/52	1,308,021	1,159,863
FNMA, 4.00%, 5/1/52	1,638,589	1,502,416
FNMA, 3.00%, 6/1/52	1,287,181	1,101,356
FNMA, 3.00%, 6/1/52	522,107	451,733
FNMA, 3.50%, 6/1/52	1,516,373	1,365,338
FNMA, 4.50%, 7/1/52	486,765	458,961
FNMA, 5.00%, 8/1/52	1,690,998	1,638,203
FNMA, 4.50%, 9/1/52	845,886	807,234
FNMA, 5.00%, 9/1/52	1,080,976	1,052,740
FNMA, 5.50%, 10/1/52	1,571,028	1,554,019
FNMA, 5.50%, 1/1/53	3,156,531	3,126,957
FNMA, 5.50%, 1/1/53	3,128,735	3,095,985
FNMA, 6.50%, 1/1/53	2,512,927	2,577,241
FNMA, 5.50%, 3/1/53	711,970	707,029
FNMA, 4.00%, 4/1/53	2,229,124	2,054,710
FNMA, 4.50%, 8/1/53	594,517	564,480
FNMA, 6.00%, 9/1/53	1,644,249	1,657,005
FNMA, 6.00%, 9/1/53	1,587,552	1,606,062
FNMA, 5.50%, 3/1/54	3,673,304	3,630,958
FNMA, 6.00%, 5/1/54	1,913,703	1,927,232
GNMA, 2.50%, TBA	2,707,000	2,260,979
GNMA, 5.00%, TBA	1,853,000	1,797,772
GNMA, 7.00%, 4/20/26	15	15
GNMA, 7.50%, 8/15/26	46	47
GNMA, 8.00%, 8/15/26	6	6
GNMA, 8.00%, 6/15/27	133	133
GNMA, 6.50%, 3/15/28	206	207
GNMA, 6.50%, 5/15/28	447	453
GNMA, 7.00%, 5/15/31	643	664
GNMA, 5.50%, 12/15/32	27,025	27,679
GNMA, 4.50%, 8/15/33	36,362	35,594
GNMA, 6.00%, 9/20/38	34,370	36,038
GNMA, 6.00%, 1/20/39	7,912	8,226
GNMA, 4.50%, 4/15/39	47,035	45,117
GNMA, 4.50%, 6/15/39	121,672	118,211
GNMA, 4.50%, 1/15/40	87,229	84,568
GNMA, 4.50%, 4/15/40	74,786	72,439
GNMA, 4.50%, 12/15/40	139,653	135,334
GNMA, 3.50%, 6/20/42	395,090	361,915
GNMA, 3.00%, 5/20/50	521,221	454,366
GNMA, 3.00%, 7/20/50	997,950	866,455
GNMA, 2.00%, 10/20/50	5,054,223	4,048,887
GNMA, 2.50%, 11/20/50	2,011,198	1,651,876
GNMA, 2.50%, 2/20/51	2,112,147	1,766,161
GNMA, 3.50%, 6/20/51	1,032,095	928,758

GNMA, 3.00%, 7/20/51	2,204,339	1,915,337
GNMA, 4.00%, 9/20/52	3,697,806	3,411,681
GNMA, 4.50%, 9/20/52	3,565,098	3,378,303
GNMA, 4.50%, 10/20/52	3,492,866	3,309,318
GNMA, 5.50%, 4/20/53	2,342,223	2,330,950
UMBS, 4.00%, TBA	2,475,000	2,263,473
UMBS, 4.50%, TBA	6,732,000	6,332,312
		136,852,016
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $142,318,176)		136,865,990
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
Private Sponsor Collateralized Mortgage Obligations — 8.3%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	438,478	428,442
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	352,330	353,226
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	1,148,992	1,158,768
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	828,099	832,950
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,441,439	1,430,118
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	665,570	663,290
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,687	1,619
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	749,409	748,402
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,231,910	1,237,530
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,978,217	1,972,402
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	990,142	986,863
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	1,300,850	1,306,628
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 6.56%, (30-day average SOFR plus 2.00%), 9/26/33(1)	483,938	486,223
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	8,963	8,608
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,280,177	1,276,145
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	1,005,600	1,001,115
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	2,425,000	2,428,671
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,083,668	1,087,887
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	652,401	653,943
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,041,501	1,044,365
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,329,239	1,341,653
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	257,444	260,069
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	834,119	843,277
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	2,452,611	2,457,336
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	729,157	735,950
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	659,394	667,972
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,618,628	1,607,251
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	584,040	580,839
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	734,368	732,058
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(1)	1,622,908	1,626,442
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	1,898,298	1,902,837
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	71,634	62,985
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)	715,927	713,946
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	678,361	684,000
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,856,689	1,871,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	51,774	45,826
		35,240,685
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.57%, (30-day average SOFR plus 2.00%), 6/25/43(1)	340,653	342,766
FHLMC, Series 3397, Class GF, VRN, 5.21%, (30-day average SOFR plus 0.61%), 12/15/37	66,436	65,896
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,896,500	1,151,838
FNMA, Series 2023-R05, Class 1M1, VRN, 6.46%, (30-day average SOFR plus 1.90%), 6/25/43(1)	330,063	333,507

GNMA, Series 2007-5, Class FA, VRN, 4.62%, (1-month SOFR plus 0.25%), 2/20/37	85,095	85,067
		1,979,074
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,036,562)		37,219,759
PREFERRED STOCKS — 8.7%
Banks — 6.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	1,461,000	1,484,424
Banco Bilbao Vizcaya Argentaria SA, 6.50%	1,800,000	1,797,394
Banco Santander SA, 4.75%	2,200,000	2,098,277
Bank of Nova Scotia, 4.90%	1,010,000	1,002,016
Barclays PLC, 6.125%	1,400,000	1,398,455
BNP Paribas SA, 7.375%(1)	1,355,000	1,365,560
Citigroup, Inc., 6.75%	990,000	984,423
Credit Agricole SA, 8.125%(1)	1,150,000	1,174,524
Danske Bank AS, 7.00%	1,895,000	1,903,215
Fifth Third Bancorp, 4.50%	1,100,000	1,087,605
HSBC Holdings PLC, 6.375%	1,380,000	1,382,007
ING Groep NV, 5.75%	745,000	735,796
ING Groep NV, 6.50%	1,080,000	1,082,819
Intesa Sanpaolo SpA, 7.70%(1)	1,765,000	1,769,450
Lloyds Banking Group PLC, 7.50%	1,385,000	1,399,358
NatWest Group PLC, 6.00%	870,000	867,477
NatWest Group PLC, 8.00%	860,000	870,046
Nordea Bank Abp, 6.625%(1)	2,145,000	2,156,845
Skandinaviska Enskilda Banken AB, 6.875%	200,000	201,637
Societe Generale SA, 5.375%(1)	695,000	592,176
Societe Generale SA, 8.00%(1)	1,710,000	1,729,838
Societe Generale SA, 8.125%(1)	353,000	346,926
Standard Chartered PLC, 6.00%(1)	1,400,000	1,402,666
		28,832,934
Capital Markets — 1.2%
Charles Schwab Corp., 5.375%	970,000	967,259
Deutsche Bank AG, 4.79%	1,200,000	1,177,500
Deutsche Bank AG, 7.50%	1,400,000	1,400,293
UBS Group AG, 6.875%	1,320,000	1,323,452
		4,868,504
Electric Utilities — 0.2%
Edison International, 5.00%	675,000	659,628
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets PLC, 4.375%	416,000	413,206
BP Capital Markets PLC, 6.125%	1,000,000	985,063
		1,398,269
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	1,010,000	993,099
TOTAL PREFERRED STOCKS (Cost $36,493,372)		36,752,434
U.S. TREASURY SECURITIES — 4.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	100,000	87,694
U.S. Treasury Bonds, 1.875%, 2/15/41	500,000	335,160
U.S. Treasury Bonds, 3.75%, 8/15/41(3)	900,000	792,065
U.S. Treasury Bonds, 2.375%, 2/15/42	500,000	356,134
U.S. Treasury Bonds, 4.00%, 11/15/42	1,600,000	1,440,266
U.S. Treasury Bonds, 4.375%, 8/15/43	1,600,000	1,506,101
U.S. Treasury Bonds, 4.75%, 11/15/43	1,600,000	1,580,302
U.S. Treasury Bonds, 4.50%, 2/15/44	1,300,000	1,241,217

U.S. Treasury Bonds, 4.625%, 5/15/44	1,600,000	1,551,632
U.S. Treasury Bonds, 4.625%, 11/15/44	4,100,000	3,976,361
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	529,118
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	150,455
U.S. Treasury Bonds, 4.00%, 11/15/52	2,500,000	2,178,553
U.S. Treasury Bonds, 4.125%, 8/15/53	500,000	445,478
U.S. Treasury Bonds, 4.75%, 11/15/53	500,000	494,803
U.S. Treasury Bonds, 4.625%, 5/15/54	200,000	194,382
U.S. Treasury Notes, 1.13%, 1/15/25(3)	900,000	898,977
U.S. Treasury Notes, 3.875%, 11/30/27(3)	600,000	593,322
TOTAL U.S. TREASURY SECURITIES (Cost $19,081,592)		18,352,020
COLLATERALIZED LOAN OBLIGATIONS — 3.9%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.45%, (3-month SOFR plus 1.86%), 4/30/31(1)	650,000	650,650
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 6.28%, (3-month SOFR plus 1.76%), 11/10/30(1)	1,050,000	1,051,109
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.48%, (1-month SOFR plus 1.08%), 12/15/35(1)	160,761	160,797
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.86%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,181,774	1,182,004
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	900,896
ARES XLVIII CLO Ltd., Series 2018-48A, Class B, VRN, 6.46%, (3-month SOFR plus 1.84%), 7/20/30(1)	1,000,000	1,003,337
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.51%, (3-month SOFR plus 1.85%), 7/15/37(1)	2,100,000	2,117,833
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)(4)	925,000	925,000
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	601,508
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 6.63%, (3-month SOFR plus 2.00%), 7/20/31(1)	1,425,000	1,426,184
LCM XXII Ltd., Series 22A, Class A2R, VRN, 6.33%, (3-month SOFR plus 1.71%), 10/20/28(1)	355,941	356,811
Madison Park Funding XL Ltd., Series 9A, Class BR2, VRN, 6.28%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	626,278
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.61%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	501,012
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CRR, 6.85%, 7/20/30(1)	1,000,000	1,002,143
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.12%, (1-month SOFR plus 2.75%), 5/19/38(1)	306,683	307,055
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.72%, (3-month SOFR plus 2.06%), 1/15/30(1)	675,000	676,519
Trimaran CAVU Ltd., Series 2019-1A, Class BR, VRN, 5.97%, (3-month SOFR plus 1.65%), 1/20/37(1)	1,156,000	1,156,000
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	1,875,000	1,875,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,449,594)		16,520,136
ASSET-BACKED SECURITIES — 3.9%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	925,759
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	328,484	332,075
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	818,984	807,361
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	199,698	189,823
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	305,239	288,632
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,447,158
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	715,786
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,301,507
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	294,476	287,884
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	683,092	616,611
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	225,441	183,555
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	490,780	445,303
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,505,839	1,470,031
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	340,344	314,361
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,528,919
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	1,043,593	1,052,369
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	700,000	716,877
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	317,851	304,941
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	573,992

Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	972,975	976,636
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,039,548
TOTAL ASSET-BACKED SECURITIES (Cost $16,756,611)		16,519,128
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	304,000	240,314
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	313,808
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	273,299
Bank5, Series 2024-5YR7, Class AS, VRN, 6.49%, 6/15/57	1,042,000	1,080,122
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	323,535
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,385,900
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	529,000	409,130
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	539,424
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	203,540
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	758,491	675,086
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.01%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	464,777
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	493,544
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	888,857
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	239,356
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	444,194
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	988,915
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	1,355,000	1,361,257
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	970,000	989,002
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	240,000	212,094
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,332,903)		11,526,154
EXCHANGE-TRADED FUNDS — 2.0%
Invesco Senior Loan ETF	207,000	4,361,490
SPDR Blackstone Senior Loan ETF	104,500	4,360,785
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,763,521)		8,722,275
MUNICIPAL SECURITIES — 1.1%
California State University Rev., 2.98%, 11/1/51	400,000	268,172
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	81,612
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	308,311
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	766,711
Houston GO, 3.96%, 3/1/47	255,000	214,884
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	144,816
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45	250,000	191,626
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	431,506
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	49,716
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	44,718
New York GO, Series B-1, 5.83%, 10/1/53	750,000	786,090
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	331,094
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	139,295
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	145,351
State of California GO, 4.60%, 4/1/38	140,000	130,457
State of California GO, 7.60%, 11/1/40	25,000	29,805
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	460,000	453,495
University of California Rev., 3.07%, 5/15/51	220,000	145,483
TOTAL MUNICIPAL SECURITIES (Cost $5,675,042)		4,663,142
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	300,000	278,142

Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35	200,000	201,600
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	195,880
		397,480
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $695,718)		675,622
SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper(5) — 1.1%
Overwatch Alpha Funding LLC, 4.45%, 1/2/25 (LOC: Bank of Nova Scotia)(1)	4,700,000	4,698,863
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	404,213	404,213
TOTAL SHORT-TERM INVESTMENTS (Cost $5,103,651)		5,103,076
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $445,142,543)		436,507,691
OTHER ASSETS AND LIABILITIES — (2.9)%		(12,298,911)
TOTAL NET ASSETS — 100.0%		$424,208,780

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	115	March 2025	$23,645,078	$(11,966)
U.S. Treasury 5-Year Notes	153	March 2025	16,264,617	(119,188)
U.S. Treasury 10-Year Notes	120	March 2025	13,050,000	(200,765)
U.S. Treasury Long Bonds	117	March 2025	13,319,719	(440,636)
U.S. Treasury Ultra Bonds	102	March 2025	12,128,438	(783,326)
			$78,407,852	$(1,555,881)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	124	March 2025	$13,802,750	$355,333
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $157,692,647, which represented 37.2% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,625,301.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$143,587,955	—
U.S. Government Agency Mortgage-Backed Securities	—	136,865,990	—
Collateralized Mortgage Obligations	—	37,219,759	—
Preferred Stocks	—	36,752,434	—
U.S. Treasury Securities	—	18,352,020	—
Collateralized Loan Obligations	—	16,520,136	—
Asset-Backed Securities	—	16,519,128	—
Commercial Mortgage-Backed Securities	—	11,526,154	—
Exchange-Traded Funds	$8,722,275	—	—
Municipal Securities	—	4,663,142	—
Sovereign Governments and Agencies	—	675,622	—
Short-Term Investments	404,213	4,698,863	—
	$9,126,488	$427,381,203	—
Other Financial Instruments
Futures Contracts	$355,333	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,555,881	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.